SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 28, 2019 USD ($) contract shares	Dec. 29, 2018 USD ($) shares	Dec. 30, 2017 shares	Dec. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Options to purchase shares excluded from computation of EPS (in shares) | shares	0	0	0
Requisite ownership to consolidate (in hundredths) (or more)	50.00%
Length of fiscal year	364 days	364 days	364 days
Accounts receivable retainage	$ 7,400	$ 5,500
Accounts receivable retainage, collection period	18 months
Concentration of accounts receivable related to largest customer	$ 42,800	44,500
Inventory on consignment	$ 20,200	16,800
Number of insurance contracts with third party by Ardellis | contract	42
Reserve associated with contracts to third party by Ardellis	$ 5,700	4,900
New accounting pronouncement
Retained earnings	995,022	839,917
Right-of-use assets	80,167
Operating lease liability	$ 80,167
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	364 days
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share
Length of fiscal year	371 days
ASU 2016-01
New accounting pronouncement
Equity Securities Fair Value	$ 14,700	11,000
Equity securities, unrealized gain	$ 2,500
Equity securities, unrealized loss		$ 1,900
ASU 2016-01 | Restatement
New accounting pronouncement
Retained earnings					$ 900
ASU 2016-02
New accounting pronouncement
Right-of-use assets				$ 69,000
Operating lease liability				69,000
ASU 2016-02 | Restatement
New accounting pronouncement
Retained earnings				$ 0